Investment in Limited Partnership	12 Months Ended
Dec. 31, 2020
Investment In Debt Security [Abstract]
INVESTMENT IN LIMITED PARTNERSHIP

Note 10 – INVESTMENT IN LIMITED PARTNERSHIP

During the year end December 31, 2020, the Group invested, as a limited partner, $15,589,966 (RMB101,724,531) into a Limited partnership (“LP”), which invests the funds in debt securities of private companies. Pursuant to the agreement, the LP’s investment in debt securities have a fixed interest rate of 8% starting in August 2020 for a term of 5 years. The interest is due on an annual basis. The Group values its investment in the LP at amortized cost and classified it as long-term according to the underlying debts contractual maturities. As of December 31, 2020, the carrying value of this investment principal was $15,589,966 (RMB101,724,531) and the Group accrued interest income of $146,961 (RMB 958,921) for the year ended December 31, 2020. For the year ended December 31, 2020, the Group did not recognize any impairment loss for the investment in the LP.